Material accounting policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Commercialization Rights EGRIFTA SV®
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	111 months
Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	142 months
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Development expenditures capitalized	$ 0	$ 0	$ 0
THTX Commercialization Rights Trogarzo® North America [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	148 months